ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 50,766	$ 82,754	$ 41,443
Restricted cash	26,756	22,543	36,146
Other current assets	6,755	8,047
Total current assets	159,803	204,660
Non-current assets
Deferred tax assets		720
Other long-term investments	3,179	5,970
Investment in an equity investee	218	279	$ 354
Total non-current assets	3,901	17,122
Total assets	163,704	221,782
Current liability
Accrued liabilities and other current liabilities	25,326	30,539
Total current liabilities	120,072	137,716
Non-current liability
Other liabilities	38	2,071
Total non-current liabilities	2,380	4,777
Total liabilities	122,452	142,493
Commitments and contingencies
Shareholders' equity
Treasury shares	(28,656)	(28,457)
Total iClick Interactive Asia Group Limited shareholders' equity	37,125	74,930
Total liabilities and equity	163,704	221,782
Parent Company | Reportable legal entities
Current assets
Cash and cash equivalents	2,660	1,100
Other short-term investments		1,021
Other current assets	218	161
Total current assets	2,878	2,282
Non-current assets
Investments in subsidiaries, VIE and VIE's subsidiaries	35,923	80,015
Investment in an equity investee	218	279
Total non-current assets	36,141	80,294
Total assets	39,019	82,576
Current liability
Accrued liabilities and other current liabilities	1,894	5,575
Total current liabilities	1,894	5,575
Non-current liability
Other liabilities		2,071
Total non-current liabilities		2,071
Total liabilities	1,894	7,646
Commitments and contingencies
Shareholders' equity
Ordinary shares	50	49
Treasury shares	(28,656)	(28,457)
Other shareholders' equity	65,731	103,338
Total iClick Interactive Asia Group Limited shareholders' equity	37,125	74,930
Total liabilities and equity	$ 39,019	$ 82,576